Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Equity Transactions
Schedule of preference units repurchased and cancelled as well as the amounts paid including commissions under the Partnership's preference unit repurchase programme

		Amount paid including
Series	Number of units	commissions
Partnership’s Series B Preference Units (1)	464,429	11,580
Partnership’s Series C Preference Units (2)	269,549	6,808
Total for the year ended December 31, 2021	733,978	$18,388
Partnership’s Series A Preference Units (3)	665,016	16,420
Partnership’s Series B Preference Units	639,189	16,080
Partnership’s Series C Preference Units	669,406	16,744
Total for the year ended December 31, 2022	1,973,611	$49,244
(1)	The “Partnership’s Series B Preference Units” refer to the 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units.
(2)	The “Partnership’s Series C Preference Units” refer to the 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units.
(3)	The “Partnership’s Series A Preference Units” refer to the 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units.

Schedule of allocation of GasLog Partners' profit/(loss)

Allocation of GasLog Partners’ profit/(loss)	2020	2021	2022
Partnership’s profit/(loss) attributable to:
Common unitholders	25,970	(23,486)	90,630
General partner	561	(482)	1,898
Preference unitholders	30,328	29,694	26,458
Total	56,859	5,726	118,986
Partnership’s profit/(loss) allocated to GasLog	8,622	(7,127)	29,189
Partnership’s profit allocated to non-controlling interests	48,237	12,853	89,797
Total	56,859	5,726	118,986